Contractual Maturities of Certificates of Deposit (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Deposits [Abstract]
Time Deposit Maturities, Next Twelve Months	$ 135,113
Time Deposit Maturities, Year Two	56,675
Time Deposit Maturities, Year Three	49,568
Time Deposit Maturities, Year Four	15,418
Time Deposit Maturities, Year Five	14,293
Time Deposit Maturities, after Year Five	6,169
Total certificates of deposit	$ 277,236	[1]	$ 272,637	[1]

[1]	1) Includes brokered deposits of $4.2 million and $4.0 million at December 31, 2012 and 2011, respectively.